Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Paid-in Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	Treasury Stock
Beginning balance at Sep. 30, 2017	$ 2,005,688	$ 0	$ 134,958	$ 1,660,885	$ 1,042,890	$ (1,772)	$ 5,015	$ 1,772	$ (838,060)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	203,850				203,850
Other comprehensive income (loss)	1,507						1,507
Other comprehensive income (loss)	3,279
Dividends on common stock	(55,997)				(55,997)
Proceeds from stock-based awards	1,338		63	1,275
Stock-based compensation expense	4,771		209	4,562
Repurchase of stock warrants	0		113	(113)
Treasury stock purchased	(164,249)								(164,249)
Ending balance at Sep. 30, 2018	1,996,908		135,343	1,666,609	1,188,971		8,294		(1,002,309)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	210,256				210,256
Other comprehensive income (loss)	6,998						6,998
Dividends on common stock	(63,318)				(63,318)
Proceeds from stock-based awards	740		39	701
Stock-based compensation expense	5,265		119	5,146
Repurchase of stock warrants	0		39	(39)
Treasury stock purchased	(123,854)								(123,854)
Ending balance at Sep. 30, 2019	2,032,995	$ (21,945)	135,540	1,672,417	1,335,909	$ (21,945)	15,292		(1,126,163)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	173,438				173,438
Other comprehensive income (loss)	1,661						1,661
Dividends on common stock	(66,496)				(66,496)
Proceeds from stock-based awards	144		8	136
Stock-based compensation expense	6,469		179	6,290
Treasury stock purchased	(112,133)								(112,133)
Ending balance at Sep. 30, 2020	$ 2,014,133		$ 135,727	$ 1,678,843	$ 1,420,906		$ 16,953		$ (1,238,296)